Related party transactions	6 Months Ended
Jun. 30, 2023
Related party transactions
Related party transactions

15. Related party transactions

UK Government

The UK Government through HM Treasury is the ultimate controlling party of NatWest Group plc. The UK Government’s shareholding is managed by UK Government Investments Limited, a company wholly owned by the UK Government. As a result the UK Government and UK Government controlled bodies are related parties of the Group.

At 30 June 2023 HM Treasury’s holding in the company’s ordinary shares was 38.53%.

NatWest Group enters into transactions with many of these bodies. Transactions include the payment of: taxes – principally UK corporation tax and value added tax; national insurance contributions; local authority rates; regulatory fees and levies; together with banking transactions such as loans and deposits undertaken in the normal course of banker customer relationships.

Bank of England facilities

In the ordinary course of business, NatWest Group may from time to time access market-wide facilities provided by the Bank of England.

Other related parties

(a)  In their roles as providers of finance, NatWest Group companies provide development and other types of capital support to businesses. These investments are made in the normal course of business.

(b)  To further strategic partnerships, NatWest Group may seek to invest in third parties or allow third parties to hold a minority interest in a subsidiary of NatWest Group. We disclose as related parties where stakes of 10 per cent or more are held. Ongoing business transactions with these entities are on normal commercial terms.

(c)  NatWest Group recharges the NatWest Group Pension Fund with the cost of administration services incurred by it. The amounts involved are not material to NatWest Group.

(d)  In accordance with IAS 24, transactions or balances between NatWest Group entities that have been eliminated on consolidation are not reported.

Full details of NatWest Group’s related party transactions for the year ended 31 December 2022 are included in NatWest Group plc’s 2022 Annual Report on Form 20-F.